Derivative Financial Instruments	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments
Derivative Financial Instruments
22.	Derivative Financial Instruments

Forward freight agreements and Foreign Exchange Forward Swaps

The fair value of the Group’s derivative financial (liabilities)/ assets as of December 31, 2024 and 2023 related to FFAs and FXSs are presented below:

Derivatives’ Fair values	2024	2023
FXSs	(62,500)	207,488
FFAs	—	21,885
Total	(62,500)	229,373

FFAs and FXSs are considered to be Level 2 items in accordance with the fair value hierarchy as defined in IFRS 13 Fair Value Measurement.

Effect on the Consolidated Statements of Profit or Loss and Other Comprehensive Income

For the year ended December 31,	2024	2023	2022
Unrealized (loss)/ gain, net on derivatives	(291,873)	229,373	45,960
Total unrealized (loss)/ gain, net on derivatives	(291,873)	229,373	45,960

For the year ended December 31,	2024	2023	2022
Realized (loss)/ gain, net on derivatives	(1,264,750)	300,262	2,161,927
Realized gain, net on interest rate swaps	—	—	9,274,554
Total realized (loss)/ gain, net on derivatives	(1,264,750)	300,262	11,436,481